Supplement dated April 12, 2019
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2018	3/1/2019
Timothy Doubek, portfolio manager of the Fund, is on a medical leave of absence from Columbia Management Investment Advisers, LLC, and is currently anticipated to return in May 2019. Tom Murphy will continue to serve as portfolio manager of the Fund.
Shareholders should retain this Supplement for future reference.
SUP136_04_003_(04/19)